CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings for the year	$ 1,432	$ 3,355	$ 3,366
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(25)	(12)	(118)
Depreciation	783	775	573
Charitable donation of real estate owned property	32
Amortization expense related to stock benefit plans	419	362	357
Amortization of deferred loan origination fees	(46)	75	185
Amortization of intangible assets	206	282	270
Amortization of fair value adjustments	(706)	(834)	(1,526)
Proceeds from sale of loans in the secondary market	39,615	76,868	49,454
Loans originated for sale in the secondary market	(36,045)	(76,326)	(45,814)
Gain on sale of loans	(651)	(1,584)	(864)
Gain on sale of investment securities - available for sale	(36)
Loss on sale of office premises and equipment	255
(Gain) loss on sale of real estate acquired through foreclosure	130	(53)	(85)
Impairment on real estate acquired through foreclosure	540	677	510
Earnings on bank-owned life insurance	(484)	(322)	(292)
Provision for losses on loans	1,443	1,280	700
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	130	311	28
Accrued interest receivable on mortgage-backed securities	(3)	7	20
Accrued interest receivable on investments and interest- bearing deposits	166	(443)	23
Prepaid expenses and other assets	1,059	(265)	248
Accrued interest payable	(19)	(28)	(737)
Accounts payable and other liabilities	(1,692)	2,118	(2,031)
Federal income taxes
Current	(92)	236	910
Deferred	518	696	1,041
Net cash flows provided by operating activities	6,929	7,175	6,218
Cash flows provided by (used in) investing activities:
Principal repayments on loans	67,708	89,996	75,755
Loan disbursements	(67,099)	(46,869)	(44,264)
Loans purchased	(4,239)
Purchase of investment securities - available for sale	(80,928)	(211,234)	(89,289)
Proceeds from sale of investment securities - available for sale	7,036
Proceeds from maturity of investment securities - available for sale	106,175	134,300	74,550
Purchase of corporate securities	(1,920)
Proceeds from maturity of municipal obligations - held to maturity			100
Purchase of mortgage-backed securities - available for sale	(4,977)
Principal repayments on mortgage-backed securities - available for sale	1,502	1,456	1,441
Principal repayments on mortgage-backed securities - held to maturity	465	586	612
Additions to real estate acquired through foreclosure	(7)		(100)
Proceeds from sale of real estate acquired through foreclosure	3,080	2,168	2,887
Proceeds from sale of office premises and equipment	1,167
Purchase of office premises and equipment	(1,229)	(3,056)	(1,236)
Purchase of Federal Home Loan Bank stock		(285)
Proceeds from bank owned life insurance		403
Purchase of bank owned life insurance		(5,000)
Cash paid for acquisition, net of cash received			(4,200)
Net cash flows provided by (used in) investing activities	26,734	(37,535)	16,256
Cash flows provided by (used in) financing activities:
Net increase (decrease) in deposits - net of acquisition	(20,728)	(920)	14,006
Proceeds from Federal Home Loan Bank advances - net of acquisition			11,000
Repayments on Federal Home Loan Bank advances - net of acquisition	(4,968)	(6,921)	(29,813)
Repayments on other borrowings			(1,490)
Advances by borrowers for taxes and insurance	26	(133)	(268)
Stock option expense, net	23	22	20
Common stock repurchased	(8,581)
Proceeds from stock conversion		22,133	12,643
Shares acquired by stock benefit plans		(1,496)
Dividends paid on common stock	(2,437)	(2,351)	(1,581)
Net cash flows provided by (used in) financing activities	(36,665)	10,334	4,517
Net (decrease) increase in cash and cash equivalents	(3,002)	(20,026)	26,991
Cash and cash equivalents at beginning of period	25,114	45,140	18,149
Cash and cash equivalents at end of period	22,112	25,114	45,140
Cash paid during the year for:
Federal income taxes		52	235
Interest on deposits and borrowings	4,350	5,629	6,000
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	3,080	2,990	2,597
Recognition of mortgage servicing rights	279	576	302
Deferred gain on real estate acquired through foreclosure	$ 48	$ 13